Note 11 - Stock Option Plans (Details) - Warrants Outstanding (USD $)	Dec. 31, 2013 Issued (Member)	Dec. 31, 2013 Issued (Assumed Warrants With Merger) [Member]	Dec. 31, 2013 Exercised (Member)	Dec. 31, 2013 Expired (Member)	Aug. 25, 2013 Beginning Balance (Member)	Dec. 31, 2013 Ending Balance (Member)
Class of Warrant or Right [Line Items]
Warrants outstanding at August 25, 2013					526,642	2,005,684
Warrants outstanding at August 25, 2013 (in Dollars per Item)					55.66	16.23
Options	101,531	1,377,511
Weighted Average Exercise Price (in Dollars per share)	$ 3.50	$ 2.09
Exercised			0
Exercised (in Dollars per share)			$ 0
Expired				0
Expired (in Dollars per share)				$ 0
Warrants outstanding at December 31, 2013					526,642	2,005,684
Warrants outstanding at December 31, 2013 (in Dollars per Item)					55.66	16.23